Description of Organization and Business Operations (Details)		3 Months Ended	6 Months Ended
	Dec. 15, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) item $ / shares shares	Jun. 30, 2021 USD ($) item $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering		$ 414,000,000
Proceeds from sale of Private Placement Warrants		11,080,000
Transaction Costs	$ 23,650,262
Underwriting fees	8,280,000
Deferred underwriting fee payable	14,490,000
Other offering costs	$ 880,262
Cash		$ 1,674,650	$ 1,006,051
Condition for future business combination number of businesses minimum | item		1	1
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account		80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%	50.00%
Minimum net tangible assets upon consummation of business combination		$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent		15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%	100.00%
Maximum Allowed Dissolution Expenses		$ 100,000	$ 100,000
Working capital		1,900,000	136,000
Working capital loans convertible into warrants		$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share) | $ / shares		$ 1.50	$ 1.50
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants		$ 11,080,000
Initial Public Offering.
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	41,400,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 414,000,000
Initial Public Offering. | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		7,386,667	7,386,667
Initial Public Offering. | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		13,800,000	13,800,000
Private Placement. | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares	$ 1.50
Sale of Private Placement Warrants (in shares) | shares	7,386,667	7,386,667	7,386,667
Price of warrant | $ / shares	$ 1.50		$ 11,080,000
Proceeds from sale of Private Placement Warrants	$ 11,080,000	$ 11,080,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	5,400,000
Purchase price, per unit | $ / shares	$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			1.50
Price of warrant | $ / shares		$ 1.50